Investment Securities	12 Months Ended
Dec. 31, 2015
Investment Securities [Abstract]
Investment Securities

NOTE 7  — INVESTMENT SECURITIES

Investments include debt and equity securities. The Company’s debt securities include residential mortgage-backed securities (“MBS”),  U.S. Government Agency securities, U.S. Treasury securities, and supranational and foreign government securities. Equity securities include common stock and warrants, along with restricted stock in the FHLB and FRB.

Investment Securities (dollars in millions)

	December 31,	December 31,
	2015	2014
Available-for-sale securities
Debt securities	$2,007.8	$1,116.5
Equity securities	14.3	14.0
Held-to-maturity securities
Debt securities(1)	300.1	352.3
Securities carried at fair value with changes recorded in net income
Debt securities(2)	339.7	–
Non-marketable investments(3)	291.9	67.5
Total investment securities	$2,953.8	$1,550.3

(1)Recorded at amortized cost.

(2)These securities were initially classified as available-for-sale upon acquisition; however, upon further review after filings of the Company’s September 30, 2015 Form 10-Q, management determined that these securities as of the acquisition date should have been classified as securities carried at fair value with changes recorded in net income and in the fourth quarter of 2015 management corrected this immaterial error impacting classification of investment securities.

(3)Non-marketable investments include securities of the FRB and FHLB carried at cost of $263.5 million at December 31, 2015 and $15.2 million at December 31, 2014. The remaining non-marketable investments include ownership interests greater than 3% in limited partnership investments that are accounted for under the equity method, other investments carried at cost, which include qualified Community Reinvestment Act (CRA) investments, equity fund holdings and shares issued by customers during loan work out situations or as part of an original loan investment, totaling $28.4 million and $52.3 million at December 31, 2015 and December 31, 2014, respectively.

Realized investment gains totaled $8.1 million, $39.7 million, and $8.9 million for the years ended 2015, 2014, and 2013, respectively. In addition, the Company maintained $6.8 billion and $6.2 billion of interest bearing deposits at December 31, 2015 and December 31, 2014, respectively, which are cash equivalents and are classified separately on the balance sheet.

The following table presents interest and dividends on interest bearing deposits and investments:

Interest and Dividend Income (dollars in millions)

	Years Ended December 31,
	2015	2014	2013
Interest income - investments / reverse repos	$43.8	$14.1	$8.9
Interest income - interest bearing deposits	17.2	17.7	16.6
Dividends - investments	10.4	3.7	3.4
Total interest and dividends	$71.4	$35.5	$28.9

Securities Available-for-Sale

The following table presents amortized cost and fair value of securities AFS.

Debt Securities AFS — Amortized Cost and Fair Value (dollars in millions)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2015	Cost	Gains	Losses	Value
Debt securities AFS
Mortgage-backed Securities
U.S. government agency securities	$148.4	$–	$(0.9)	$147.5
Non-agency securities	573.9	0.4	(7.2)	567.1
U.S. government agency obligations	996.8	–	(3.7)	993.1
Supranational and foreign government securities	300.1	–	–	300.1
Total debt securities AFS	2,019.2	0.4	(11.8)	2,007.8
Equity securities AFS	14.4	0.1	(0.2)	14.3
Total securities AFS	$2,033.6	$0.5	$(12.0)	$2,022.1
December 31, 2014
Debt securities AFS
U.S. Treasury securities	$200.0	$–	$–	$200.0
U.S. government agency obligations	904.2	–	–	904.2
Supranational and foreign government securities	12.3	–	–	12.3
Total debt securities AFS	1,116.5	–	–	1,116.5
Equity securities AFS	14.0	0.2	(0.2)	14.0
Total securities AFS	$1,130.5	$0.2	$(0.2)	$1,130.5

The following table presents the debt securities AFS by contractual maturity dates:

Debt Securities AFS - Amortized Cost and Fair Value Maturities (dollars in millions)

	December 31, 2015
	Amortized	Fair	Weighted Average
	Cost	Value	Yield
Mortgage-backed securities - U.S. government agency securities
Due after 10 years	$148.4	$147.5	3.28%
Total	148.4	147.5	3.28%
Mortgage-backed securities - non agency securities
After 5 but within 10 years	$27.2	$27.2	4.92%
Due after 10 years	546.7	539.9	5.72%
Total	573.9	567.1	5.68%
U.S. government agency obligations
After 1 but within 5 years	$996.8	$993.1	1.16%
Total	996.8	993.1	1.16%
Supranational and foreign government securities
Due within 1 year	$300.1	$300.1	0.39%
Total	300.1	300.1	0.39%
Total debt securities available-for-sale	$2,019.2	$2,007.8

The following table summarizes the gross unrealized losses and estimated fair value of AFS securities aggregated by investment category and length of time that the securities have been in a continuous unrealized loss position.

Debt Securities AFS - Estimated Unrealized Losses (dollars in millions)

	December 31, 2015
	Less than 12 months		12 months or greater
		Gross		Gross
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
Debt securities AFS
Mortgage-backed securities
U.S. government agency securities	$147.0	$(0.9)	$–	$–
Non-agency securities	495.5	(7.2)	–	–
U.S. government agency obligations	943.0	(3.7)	–	–
Total debt securities AFS	1,585.5	(11.8)	–	–
Equity securities AFS	0.2	(0.2)	–	–
Total securities available-for-sale	$1,585.7	$(12.0)	$–	$–

	December 31, 2014
	Less than 12 months		12 months or greater
		Gross		Gross
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
Equity securities AFS	0.2	(0.2)	–	–
Total securities available-for-sale	$0.2	$(0.2)	$–	$–

Purchased Credit-Impaired AFS Securities

In connection with the OneWest acquisition, the Company classified AFS mortgage-backed securities as PCI due to evidence of credit deterioration since issuance and for which it was probable that the Company will not collect all principal and interest payments contractually required at the time of purchase. Accounting for these PCI securities is discussed in Note 1 – Business and Summary of Significant Accounting Policies.

The following table provides detail of the acquired PCI securities classified as AFS in connection with the OneWest Transaction on August 3, 2015.

PCI Securities at Acquisition Date (dollars in millions)

Total(1)
Contractually required payments, including interest	$1,025.4
Less: Non-accretable differences	(209.7)
Cash flows expected to be collected(2)	815.7
Less: Accretable yield	(204.4)
Fair value of securities acquired at acquisition date	$611.3

(1)During the quarter ended December 31, 2015, Management determined that $373.4 million of AFS securities as of the acquisition date should have been classified as securities carried at fair value with changes recorded in net income and in  the fourth quarter of 2015 management corrected this immaterial error impacting classification of investment securities. This reduced the fair value of the PCI AFS Securities acquired from the OneWest Transaction by $370.8 million. The adjustment resulted in a reduction of contractually required payments by $606.4 million, non-accretable difference by $141.6 million and accretable yield by $94.0 million.

(2)Represents undiscounted expected principal and interest cash flows at acquisition.

Changes in the accretable yield for PCI securities for the period from August 3, 2015 (the date of the OneWest transaction) to December 31, 2015 are summarized below:

Changes in Accretable Yield (dollars in millions)

Total
Balance at August 3, 2015	$204.4
Accretion into interest income	(13.5)
Reclassifications to non-accretable difference	(1.7)
Disposals & Other	(0.2)
Balance at December 31, 2015	$189.0

The estimated fair value of PCI securities was $559.6 million with a par value of $717.1 million as of December 31, 2015. The Company did not own any PCI securities as of December 31, 2014.

Securities Carried at Fair Value with Changes Recorded in Net Income

These securities were initially classified as available-for-sale upon acquisition; however, upon further review following the filing of the Company’s September 30, 2015 Form 10-Q, management determined that $373.4 million of these securities as of the acquisition date should have been classified as securities carried at fair value with changes recorded in net income as of the acquisition date, with the remainder classified as available-for-sale, and in the fourth quarter of 2015 management corrected this immaterial error impacting classification of investment securities.

Securities Carried at Fair Value with changes Recorded in Net Income (dollars in millions)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2015	Cost	Gains	Losses	Value
Mortgage-backed Securities - Non-agency	$343.8	$0.3	$(4.4)	$339.7
Total securities held at fair value through net income	$343.8	$0.3	$(4.4)	$339.7

Securities Carried at Fair Value with changes Recorded in Net Income –

Amortized Cost and Fair Value Maturities (dollars in millions)

	December 31, 2015
	Amortized	Fair	Weighted Average
	Cost	Value	Yield
Mortgage-backed securities - non agency securities
After 5 but within 10 years	$0.5	$0.5	9.80%
Due after 10 years	343.3	339.2	4.85%
Total	$343.8	339.7	4.85%

Debt Securities Held-to-Maturity

The carrying value and fair value of securities HTM at December 31, 2015 and December 31, 2014 were as follows:

Debt Securities HTM — Carrying Value and Fair Value (dollars in millions)

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
December 31, 2015
Mortgage-backed securities
U.S. government agency securities	$147.2	$1.1	$(2.6)	$145.7
State and municipal	37.1	–	(1.6)	35.5
Foreign government	13.5	–	–	13.5
Corporate - foreign	102.3	4.5	–	106.8
Total debt securities held-to-maturity	$300.1	$5.6	$(4.2)	$301.5
December 31, 2014
Mortgage-backed securities
U.S. government agency securities	$156.3	$2.5	$(1.9)	$156.9
State and municipal	48.1	0.1	(1.8)	46.4
Foreign government	37.9	0.1	–	38.0
Corporate - foreign	110.0	9.0	–	119.0
Total debt securities held-to-maturity	$352.3	$11.7	$(3.7)	$360.3

The following table presents the debt securities HTM by contractual maturity dates:

Debt Securities HTM — Amortized Cost and Fair Value Maturities (dollars in millions)

	December 31, 2015
	Amortized	Fair	Weighted Average
	Cost	Value	Yield
Mortgage-backed securities - U.S. government agency securities
After 5 but within 10 years	$1.3	$1.3	2.09%
Due after 10 years	145.9	144.4	2.53%
Total	147.2	145.7	2.52%
State and municipal
Due within 1 year	$0.7	$0.7	1.81%
After 1 but within 5 years	1.5	1.5	2.26%
After 5 but within 10 years	0.8	0.8	2.70%
Due after 10 years	34.1	32.5	2.28%
Total	37.1	35.5	2.28%
Foreign government
Due within 1 year	$11.2	$11.2	0.20%
After 1 but within 5 years	2.3	2.3	2.43%
Total	13.5	13.5	0.58%
Corporate - Foreign
securities
Due within 1 year	$0.7	$0.7	6.07%
After 1 but within 5 years	101.6	106.1	4.51%
Total	102.3	106.8	4.52%
Total debt securities held-to-maturity	$300.1	$301.5	3.12%

Debt Securities HTM — Estimated Unrealized Losses (dollars in millions)

	December 31, 2015
	Less than 12 months		12 months or greater

		Gross		Gross
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
Debt securities HTM
Mortgage-backed securities
U.S. government agency securities	$62.2	$(0.9)	$40.7	$(1.7)
State and municipal	3.1	(0.1)	28.2	(1.5)
Total securities held-to-maturity	$65.3	$(1.0)	$68.9	$(3.2)

	December 31, 2014
	Less than 12 months		12 months or greater
		Gross		Gross
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
Debt securities HTM
Mortgage-backed securities
U.S. government agency securities	$–	$–	$55.1	$(1.9)
State and municipal	–	–	36.3	(1.8)
Total securities held-to-maturity	$–	$–	$91.4	$(3.7)

Other Than Temporary Impairment

As discussed in Note 1 – Business and Summary of Significant Accounting Policies, the Company conducted and documented its periodic review of all securities with unrealized losses, which it performs to evaluate whether the impairment is other than temporary.

For PCI securities, management determined certain PCI securities with unrealized losses were deemed credit-related and recognized OTTI credit-related losses of $2.8 million as permanent write-downs for the year ended December 31, 2015. There were no PCI securities in 2014 and 2013.

The Company reviewed debt securities AFS and HTM with unrealized losses and determined that the unrealized losses were not OTTI. The unrealized losses were not credit-related and the Company does not have an intent to sell and believes it is not more-likely-than-not that the Company will have to sell prior to the recovery of the amortized cost basis.

The Company reviewed equity securities classified as AFS with unrealized losses and determined that the unrealized losses were not OTTI. The unrealized losses were not credit-related.

There were no unrealized losses on non-marketable investments.